Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2021
Registrant Name	dei_EntityRegistrantName	DATUM ONE SERIES TRUST
CIK	dei_EntityCentralIndexKey	0001806095
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 28, 2021
Effective Date	dei_DocumentEffectiveDate	Jul. 28, 2021
Prospectus Date	rr_ProspectusDate	Jul. 29, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Polar Capital Emerging Market Stars Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POLEX